UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06650

LORD ABBETT RESEARCH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 2/28/2019

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND February 28, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.34%

Aerospace & Defense 5.74%

General Dynamics Corp.	144,600	$24,614
Harris Corp.	156,400	25,795
Lockheed Martin Corp.	102,261	31,640
Northrop Grumman Corp.	103,800	30,098
Raytheon Co.	109,700	20,459
Total		132,606

Air Freight & Logistics 0.70%

CH Robinson Worldwide, Inc.	126,400	11,424
FedEx Corp.	25,700	4,652
Total		16,076

Banks 0.40%

Commerce Bancshares, Inc.	145,035	9,127

Beverages 4.09%

Coca-Cola Co. (The)	1,077,179	48,839
PepsiCo, Inc.	394,502	45,620
Total		94,459

Biotechnology 1.05%

AbbVie, Inc.	306,107	24,256

Capital Markets 2.25%

S&P Global, Inc.	189,300	37,930
T. Rowe Price Group, Inc.	139,200	13,980
Total		51,910

Chemicals 4.00%

Air Products & Chemicals, Inc.	65,600	11,885
Ecolab, Inc.	151,900	25,658
PPG Industries, Inc.	219,086	24,531
Sherwin-Williams Co. (The)	69,950	30,302
Total		92,376

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND February 28, 2019

Investments	Shares	Fair Value (000)
Commercial Services & Supplies 0.90%

Healthcare Services Group, Inc.	179,100	$6,838
Waste Management, Inc.	137,700	13,942
Total		20,780

Diversified Telecommunication Services 4.28%

AT&T, Inc.	1,404,664	43,713
Verizon Communications, Inc.	967,300	55,059
Total		98,772

Electric: Utilities 5.38%

Alliant Energy Corp.	204,900	9,399
Duke Energy Corp.	462,900	41,504
Edison International	316,500	18,955
Eversource Energy	374,200	26,123
NextEra Energy, Inc.	94,700	17,777
Xcel Energy, Inc.	188,900	10,363
Total		124,121

Electrical Equipment 1.76%

Emerson Electric Co.	305,300	20,806
Hubbell, Inc.	167,100	19,726
Total		40,532

Food & Staples Retailing 5.61%

Casey’s General Stores, Inc.	91,300	12,302
Costco Wholesale Corp.	133,800	29,267
Sysco Corp.	355,500	24,014
Walgreens Boots Alliance, Inc.	372,219	26,498
Walmart, Inc.	378,470	37,465
Total		129,546

Food Products 1.71%

Flowers Foods, Inc.	555,100	11,363
Hormel Foods Corp.	218,300	9,465
J.M. Smucker Co. (The)	94,700	10,030
Kellogg Co.	155,100	8,726
Total		39,584

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND February 28, 2019

Investments	Shares	Fair Value (000)
Gas Utilities 0.59%

UGI Corp.	249,500	$13,698

Health Care Equipment & Supplies 6.33%

Abbott Laboratories	663,200	51,477
Becton, Dickinson & Co.	101,800	25,327
Medtronic plc (Ireland)(a)	605,203	54,771
West Pharmaceutical Services, Inc.	140,200	14,686
Total		146,261

Health Care Providers & Services 0.83%

AmerisourceBergen Corp.	230,300	19,184

Hotels, Restaurants & Leisure 1.42%

McDonald’s Corp.	178,926	32,894

Household Products 4.50%

Church & Dwight Co., Inc.	74,400	4,895
Clorox Co. (The)	153,500	24,258
Kimberly-Clark Corp.	200,015	23,368
Procter & Gamble Co. (The)	521,700	51,413
Total		103,934

Industrial Conglomerates 3.17%

3M Co.	200,117	41,502
Roper Technologies, Inc.	98,000	31,718
Total		73,220

Information Technology Services 5.08%

Accenture plc Class A (Ireland)(a)	221,900	35,810
Automatic Data Processing, Inc.	213,700	32,703
International Business Machines Corp.	223,200	30,831
Visa, Inc. Class A	120,600	17,863
Total		117,207

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND February 28, 2019

Investments	Shares	Fair Value (000)
Insurance 4.29%

Chubb Ltd. (Switzerland)(a)	296,200	$39,661
Prudential Financial, Inc.	150,200	14,397
Torchmark Corp.	225,000	18,576
Travelers Cos., Inc. (The)	198,700	26,409
Total		99,043

Machinery 2.44%

Caterpillar, Inc.	68,900	9,463
Cummins, Inc.	161,300	24,854
Stanley Black & Decker, Inc.	166,600	22,063
Total		56,380

Media 1.22%

Comcast Corp. Class A	731,100	28,272

Metals & Mining 1.07%

Nucor Corp.	406,500	24,622

Multi-Line Retail 1.30%

Target Corp.	414,500	30,109

Multi-Utilities 1.75%

Consolidated Edison, Inc.	156,200	12,879
Dominion Energy, Inc.	372,500	27,598
Total		40,477

Oil, Gas & Consumable Fuels 4.94%

Chevron Corp.	533,562	63,804
Exxon Mobil Corp.	125,500	9,918
Occidental Petroleum Corp.	451,097	29,840
ONEOK, Inc.	163,400	10,500
Total		114,062

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND February 28, 2019

Investments	Shares	Fair Value (000)
Pharmaceuticals 2.29%

Johnson & Johnson	386,923	$52,869

Professional Services 0.60%

Robert Half International, Inc.	202,600	13,815

Road & Rail 4.35%

CSX Corp.	250,500	18,204
J.B. Hunt Transport Services, Inc.	185,200	19,940
Union Pacific Corp.	371,500	62,301
Total		100,445

Semiconductors & Semiconductor Equipment 5.36%

Microchip Technology, Inc.	168,567	14,644
QUALCOMM, Inc.	593,226	31,672
Texas Instruments, Inc.	442,600	46,818
Xilinx, Inc.	243,600	30,523
Total		123,657

Software 3.45%

CDK Global, Inc.	309,200	17,937
Microsoft Corp.	550,800	61,706
Total		79,643

Specialty Retail 3.37%

Lowe’s Cos., Inc.	464,575	48,822
TJX Cos., Inc. (The)	565,800	29,020
Total		77,842

Textiles, Apparel & Luxury Goods 2.25%

NIKE, Inc. Class B	606,200	51,970

Tobacco 0.87%

Philip Morris International, Inc.	230,800	20,066
Total Common Stocks (cost $2,050,818,506)		2,293,815

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND February 28, 2019

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.44%

Repurchase Agreement

Repurchase Agreement dated 2/28/2019, 1.45% due 3/1/2019 with Fixed Income Clearing Corp. collateralized by $10,305,000 of U.S. Treasury Note at 2.50% due 2/28/2021; value: $10,305,000; proceeds: $10,099,275 (cost $10,098,868)	$10,099	$10,099
Total Investments in Securities 99.78% (cost $2,060,917,374)		2,303,914
Other Assets in Excess of Liabilities(b) 0.22%		5,175
Net Assets 100.00%		$2,309,089

(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at February 28, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	March 2019	66	Long	$9,005,014	$9,189,510	$184,496

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,293,815	$—	$—	$2,293,815
Short-Term Investment
Repurchase Agreement	—	10,099	—	10,099
Total	$2,293,815	$10,099	$—	$2,303,914
Other Financial Instruments
Futures Contracts
Assets	$184	$—	$—	$184
Liabilities	—	—	—	—
Total	$184	$—	$—	$184

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2019.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 28, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.15%

Aerospace & Defense 1.80%

TransDigm Group, Inc.*	32,861	$14,265

Air Freight & Logistics 0.93%

Expeditors International of Washington, Inc.	98,095	7,352

Banks 1.42%

First Republic Bank	54,045	5,674
Western Alliance Bancorp*	119,890	5,547
Total		11,221

Beverages 1.37%

Brown-Forman Corp. Class B	218,996	10,838

Biotechnology 3.43%

Amarin Corp. plc ADR*	90,450	1,852
AnaptysBio, Inc.*	35,287	2,430
BioMarin Pharmaceutical, Inc.*	92,030	8,583
Exact Sciences Corp.*	24,278	2,209
Myovant Sciences Ltd.(United Kingdom)*(a)	196,909	4,332
Neurocrine Biosciences, Inc.*	49,343	3,812
Sarepta Therapeutics, Inc.*	27,069	3,904
Total		27,122

Building Products 1.39%

Allegion plc (Ireland)(a)	121,975	10,973

Capital Markets 4.19%

E*TRADE Financial Corp.	152,858	7,488
MarketAxess Holdings, Inc.	28,008	6,831
Moody’s Corp.	66,927	11,586
MSCI, Inc.	39,290	7,258
Total		33,163

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 28, 2019

Investments	Shares	Fair Value (000)
Chemicals 1.80%

Ashland Global Holdings, Inc.	63,638	$4,925
Axalta Coating Systems Ltd.*	144,111	3,852
FMC Corp.	61,532	5,507
Total		14,284

Commercial Services & Supplies 1.87%

Cintas Corp.	34,042	7,033
Healthcare Services Group, Inc.	203,067	7,753
Total		14,786

Construction Materials 1.44%

Vulcan Materials Co.	101,968	11,365

Consumer Finance 0.83%

SLM Corp.*	596,667	6,593

Containers & Packaging 1.35%

Avery Dennison Corp.	98,587	10,651

Diversified Consumer Services 0.87%

Service Corp. International	167,565	6,927

Electrical Equipment 2.34%

AMETEK, Inc.	130,639	10,396
Hubbell, Inc.	68,675	8,107
Total		18,503

Electronic Equipment, Instruments & Components 1.56%

Keysight Technologies, Inc.*	77,958	6,580
Trimble, Inc.*	144,259	5,772
Total		12,352

Equity Real Estate Investment Trusts 1.62%

SBA Communications Corp.*	71,031	12,825

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 28, 2019

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 4.79%

ABIOMED, Inc.*	14,045	$4,698
Align Technology, Inc.*	28,396	7,354
Edwards Lifesciences Corp.*	80,036	13,549
Insulet Corp.*	23,630	2,219
Teleflex, Inc.	34,847	10,100
Total		37,920

Health Care Providers & Services 1.99%

Centene Corp.*	198,839	12,107
Guardant Health, Inc.*	54,373	3,624
Total		15,731

Hotels, Restaurants & Leisure 4.22%

Aramark	315,925	9,573
Chipotle Mexican Grill, Inc.*	7,146	4,341
Hilton Worldwide Holdings, Inc.	81,020	6,733
Norwegian Cruise Line Holdings Ltd.*	119,481	6,635
Vail Resorts, Inc.	29,365	6,119
Total		33,401

Household Products 1.21%

Church & Dwight Co., Inc.	145,816	9,595

Industrial Conglomerates 1.54%

Roper Technologies, Inc.	37,731	12,212

Information Technology Services 10.68%

DXC Technology Co.	86,330	5,686
Euronet Worldwide, Inc.*	63,342	8,508
Fidelity National Information Services, Inc.	107,356	11,611
FleetCor Technologies, Inc.*	46,511	10,850
Global Payments, Inc.	136,410	17,785
GoDaddy, Inc. Class A*	126,286	9,427
Square, Inc. Class A*	21,776	1,769
Total System Services, Inc.	92,968	8,776
Worldpay, Inc. Class A*	106,070	10,162
Total		84,574

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 28, 2019

Investments	Shares	Fair Value (000)
Insurance 1.69%

Goosehead Insurance, Inc. Class A*	172,810	$5,452
RenaissanceRe Holdings Ltd.	53,698	7,896
Total		13,348

Interactive Media & Services 1.86%

IAC/InterActiveCorp.*	54,043	11,514
Twitter, Inc.*	103,896	3,198
Total		14,712

Internet & Direct Marketing Retail 0.49%

GrubHub, Inc.*	47,496	3,875

Life Sciences Tools & Services 3.21%

Agilent Technologies, Inc.	89,597	7,117
Charles River Laboratories International, Inc.*	49,982	7,106
Illumina, Inc.*	11,432	3,576
Mettler-Toledo International, Inc.*	11,234	7,649
Total		25,448

Machinery 4.13%

Fortive Corp.	168,703	13,761
IDEX Corp.	68,957	9,937
Stanley Black & Decker, Inc.	67,945	8,998
Total		32,696

Multi-Line Retail 2.74%

Dollar General Corp.	116,830	13,840
Dollar Tree, Inc.*	81,442	7,845
Total		21,685

Oil, Gas & Consumable Fuels 1.08%

Cimarex Energy Co.	72,193	5,191
Parsley Energy, Inc. Class A*	186,987	3,392
Total		8,583

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 28, 2019

Investments	Shares	Fair Value (000)
Pharmaceuticals 1.57%

Elanco Animal Health, Inc.*	121,068	$3,661
Zoetis, Inc.	93,173	8,780
Total		12,441

Professional Services 1.20%

CoStar Group, Inc.*	20,684	9,464

Road & Rail 1.71%

Genesee & Wyoming, Inc. Class A*	76,602	6,281
J.B. Hunt Transport Services, Inc.	67,661	7,285
Total		13,566

Semiconductors & Semiconductor Equipment 6.57%

Advanced Micro Devices, Inc.*	228,106	5,367
Analog Devices, Inc.	87,656	9,376
Lam Research Corp.	48,433	8,529
MACOM Technology Solutions Holdings, Inc.*	130,845	2,498
Marvell Technology Group Ltd.	175,370	3,499
Microchip Technology, Inc.	55,123	4,788
Skyworks Solutions, Inc.	55,251	4,512
Universal Display Corp.	33,131	4,944
Xilinx, Inc.	67,954	8,515
Total		52,028

Software 12.62%

Anaplan, Inc.*	89,582	3,360
New Relic, Inc.*	60,814	6,431
Palo Alto Networks, Inc.*	51,060	12,575
PTC, Inc.*	41,960	3,895
Red Hat, Inc.*	66,660	12,172
RingCentral, Inc. Class A*	105,500	11,108
ServiceNow, Inc.*	94,275	22,573
Splunk, Inc.*	105,293	14,307
Ultimate Software Group, Inc. (The)*	40,605	13,461
Total		99,882

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 28, 2019

Investments	Shares	Fair Value (000)
Specialty Retail 5.96%

Burlington Stores, Inc.*	74,862	$12,707
O’Reilly Automotive, Inc.*	39,141	14,559
Tractor Supply Co.	94,369	8,998
Ulta Salon, Cosmetics & Fragrance, Inc.*	34,869	10,896
Total		47,160

Technology Hardware, Storage & Peripherals 0.84%

NetApp, Inc.	101,615	6,625

Textiles, Apparel & Luxury Goods 0.84%

Carter’s, Inc.	68,161	6,642
Total Common Stocks (cost $611,623,678)		784,808

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.86%

Repurchase Agreement

Repurchase Agreement dated 2/28/2019, 1.45% due 3/1/2019 with Fixed Income Clearing Corp. collateralized by $7,120,000 of U.S. Treasury Note at 1.375% due 01/31/2021; value: $6,973,748; proceeds: $6,835,058 (cost $6,834,783)	$6,835	6,835
Total Investments in Securities 100.01% (cost $618,458,461)		791,643
Liabilities in Excess of Other Assets (0.01)%		(80)
Net Assets 100.00%		$791,563

ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$784,808	$—	$—	$784,808
Short-Term Investment
Repurchase Agreement	—	6,835	—	6,835
Total	$784,808	$6,835	$—	$791,643

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2019.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 28, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.54%

Aerospace & Defense 2.03%

Teledyne Technologies, Inc.*	74,694	$17,631

Auto Components 2.03%

Dorman Products, Inc.*	142,595	11,536
LCI Industries	74,391	6,061
Total		17,597

Banks 10.97%

CenterState Bank Corp.	757,318	20,039
First Merchants Corp.	506,153	20,444
Renasant Corp.	341,952	13,090
Seacoast Banking Corp. of Florida*	558,321	16,202
Western Alliance Bancorp*	299,432	13,855
Wintrust Financial Corp.	157,843	11,628
Total		95,258

Beverages 3.05%

Cott Corp.	1,763,665	26,473

Building Products 2.25%

Gibraltar Industries, Inc.*	482,491	19,541

Capital Markets 2.34%

BrightSphere Investment Group plc (United Kingdom)(a)	1,062,433	15,034
Victory Capital Holdings, Inc. Class A*	418,827	5,273
Total		20,307

Chemicals 3.12%

PolyOne Corp.	372,084	12,137
Valvoline, Inc.	794,349	14,926
Total		27,063

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 28, 2019

Investments	Shares	Fair Value (000)
Commercial Services & Supplies 2.16%

SP Plus Corp.*	286,477	$9,855
Steelcase, Inc. Class A	508,924	8,911
Total		18,766

Communications Equipment 1.91%

Plantronics, Inc.	329,237	16,541

Construction & Engineering 5.34%

Arcosa, Inc.	502,553	16,831
Dycom Industries, Inc.*	94,904	4,278
EMCOR Group, Inc.	168,201	12,132
Primoris Services Corp.	562,905	13,155
Total		46,396

Electric: Utilities 2.34%

IDACORP, Inc.	206,642	20,336

Electronic Equipment, Instruments & Components 4.76%

Belden, Inc.	146,479	9,051
FLIR Systems, Inc.	263,854	13,575
Littelfuse, Inc.	96,980	18,726
Total		41,352

Entertainment 1.35%

IMAX Corp. (Canada)*(a)	511,959	11,729

Equity Real Estate Investment Trusts 3.35%

First Industrial Realty Trust, Inc.	633,885	21,248
Pebblebrook Hotel Trust	243,611	7,798
Total		29,046

Food & Staples Retailing 1.86%

Sprouts Farmers Market, Inc.*	693,581	16,174

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 28, 2019

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 4.03%

Avanos Medical, Inc.*	214,548	$10,101
Hill-Rom Holdings, Inc.	154,813	16,418
LivaNova plc (United Kingdom)*(a)	90,650	8,448
Total		34,967

Health Care Providers & Services 0.81%

Encompass Health Corp.	111,986	7,071

Hotels, Restaurants & Leisure 3.56%

Churchill Downs, Inc.	120,963	11,346
Denny’s Corp.*	506,710	8,847
Dunkin’ Brands Group, Inc.	149,614	10,690
Total		30,883

Information Technology Services 4.48%

Booz Allen Hamilton Holding Corp.	324,309	17,143
Conduent, Inc.*	1,484,648	21,706
Total		38,849

Insurance 3.54%

Argo Group International Holdings Ltd.	260,018	18,074
RenaissanceRe Holdings Ltd.	85,810	12,618
Total		30,692

Life Sciences Tools & Services 6.08%

Cambrex Corp.*	358,876	14,836
Charles River Laboratories International, Inc.*	124,830	17,747
Codexis, Inc.*	332,819	7,195
Syneos Health, Inc.*	310,141	12,955
Total		52,733

Machinery 7.09%

Alamo Group, Inc.	33,128	3,182
Columbus McKinnon Corp.	464,954	17,412
Crane Co.	166,590	14,088
Federal Signal Corp.	581,810	14,301
Milacron Holdings Corp.*	896,342	12,540
Total		61,523

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 28, 2019

Investments	Shares		Fair Value (000)
Media 0.41%

Entercom Communications Corp. Class A		581,693	$3,583

Metals & Mining 2.48%
Lundin Mining Corp.(b)	CAD	1,115,546	5,663
Reliance Steel & Aluminum Co.		177,544	15,846
Total			21,509

Multi-Utilities 0.55%

NorthWestern Corp.		69,776	4,782

Oil, Gas & Consumable Fuels 1.85%

Centennial Resource Development, Inc. Class A*		707,884	6,420
Parsley Energy, Inc. Class A*		530,297	9,620
Total			16,040

Paper & Forest Products 1.33%

Neenah, Inc.		170,401	11,516

Professional Services 1.24%

ICF International, Inc.		142,396	10,754

Real Estate Management & Development 1.02%

Marcus & Millichap, Inc.*		229,009	8,844

Semiconductors & Semiconductor Equipment 2.79%

Brooks Automation, Inc.		404,178	12,978
Entegris, Inc.		318,038	11,236
Total			24,214

Software 2.93%

Altair Engineering, Inc. Class A*		365,925	12,976
Paylocity Holding Corp.*		142,070	12,441
Total			25,417

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 28, 2019

Investments	Shares	Fair Value (000)
Textiles, Apparel & Luxury Goods 4.49%

Oxford Industries, Inc.	159,505	$12,606
Steven Madden Ltd.	442,966	14,613
Wolverine World Wide, Inc.	329,670	11,789
Total		39,008
Total Common Stocks (cost $694,060,226)		846,595

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.65%

Repurchase Agreement

Repurchase Agreement dated 2/28/2019, 1.45% due 3/1/2019 with Fixed Income Clearing Corp. collateralized by $23,440,000 of U.S. Treasury Note at 2.50% due 2/28/2021; value: $23,440,000; proceeds: $22,977,009 (cost $22,976,084)	$22,976	22,976
Total Investments in Securities 100.19% (cost $717,036,310)		869,571
Liabilities in Excess of Other Assets (0.19)%		(1,622)
Net Assets 100.00%		$867,949

CAD	Canadian dollar.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$846,595	$—	$—	$846,595
Short-Term Investment
Repurchase Agreement	—	22,976	—	22,976
Total	$846,595	$22,976	$—	$869,571

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2019.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company consists of the following three separate funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Calibrated Dividend Growth Fund (“Calibrated Dividend Growth Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Lord Abbett Small-Cap Value Series (“Small Cap Value Fund”).

Calibrated Dividend Growth Fund’s investment objective is to seek current income and capital appreciation. Growth Opportunities Fund’s investment objective is capital appreciation. Small Cap Value Fund’s investment objective is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Futures Contracts-Each Fund may purchase and sell index futures contracts to manage cash or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by each Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Funds will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

Notes to Schedule of Investments (unaudited)(continued)

(e)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(f)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of February 28, 2019 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Calibrated Dividend Growth Fund entered into E-Mini S&P 500 Index futures contracts for the period ended February 28, 2019 (as described in note 2(d)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default. As of February 28, 2019, Calibrated Dividend Growth Fund had futures contracts with a cumulated unrealized appreciation of $184,496, which is included on the Schedule of Investments.

Notes to Schedule of Investments (unaudited)(concluded)

4. FEDERAL TAX INFORMATION

As of February 28, 2019, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Calibrated Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund
Tax cost	$2,075,760,810	$619,777,068	$717,180,516
Gross unrealized gain	274,488,892	192,310,479	187,734,714
Gross unrealized loss	(46,151,469)	(20,444,909)	(35,344,093)
Net unrealized security gain	$228,337,423	$171,865,570	$152,390,621

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of other financial instruments, certain distributions and wash sales.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: April 29, 2019

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: April 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: April 29, 2019

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: April 29, 2019